EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders’ Equity:
EQUITY

14. EQUITY

Preferred Stock

The Company has authorized 20,000,000 shares of preferred stock, par value of $0.0001 per share, issuable from time to time in one or more series.

The Second Amended and Restated Certificate of Incorporation, as amended, authorizes the board of directors to establish one or more series of preferred stock. Unless required by law or by any stock exchange, and subject to the terms of the Second Amended and Restated Certificate of Incorporation, the authorized shares of preferred stock will be available for issuance without further action by holders of common stock. The board of directors is able to determine, with respect to any series of preferred stock, designations, powers, preferences and relative, participating, optional or other rights, if any, and the qualifications, limitations, or restrictions thereof, if any.

The Company could issue a series of preferred stock that could, depending on the terms of the series, impede or discourage an acquisition attempt or other transaction that some, or a majority, of the stockholders might believe to be in their best interests or in which the stockholders might receive a premium over the market price of the common stock. Additionally, the issuance of preferred stock may adversely affect the rights of stockholders by restricting dividends on the common stock, diluting the voting power of the common stock or subordinating the rights of stockholders to distributions upon a liquidation, dissolution or winding up, or other event. As a result of these or other factors, the issuance of preferred stock could have an adverse impact on the market price of our common stock.

Stockholders’ Equity

Series A Convertible Preferred Stock

The Company has authorized 110,000 shares of Series A Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: The holders of Cycurion’s Series A Convertible Preferred Stock have voting rights on an as-if-converted-to-common-stock basis and as required by law (including without limitation, the Delaware General Corporation Law (the “DGCL”)) and as expressly provided in the Certificate of Designation of Preferences, Rights and Limitations for our Series A Convertible Preferred Stock.

Dividend Rights: Holders of shares of our Series A Convertible Preferred Stock shall be entitled to receive dividends at the rate of twelve percent (12%) per annum of the per-share stated value ($1.45 per share). The dividends shall be payable quarterly in arrears in shares of common stock, calculated for each dividend payment on an as-if-converted-to-Common-Stock basis. No other dividends shall be paid on shares of Series A Convertible Preferred Stock.

Conversion Rights: Shares of Cycurion’s Series A Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series A Convertible Preferred Stock-for-one share of common stock, subject to adjustment.

Liquidation Preference: Holders of shares of Cycurion’s Series A Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up of Cycurion, whether voluntary or involuntary, shall be entitled to receive out of the assets, whether capital or surplus, of Cycurion an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon, for each share of Series A Convertible Preferred Stock before any distribution or payment shall be made to the holders of common stock, and, if the assets of Cycurion shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of shares of Series A Convertible Preferred Stock shall be ratably distributed among them in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

Protective Provisions: As long as any shares of Series A Convertible Preferred Stock are outstanding, Cycurion shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series A Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series A Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for Cycurion’s Series A Convertible Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series A Convertible Preferred Stock, (c) increase the number of authorized shares of Series A Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

As part of the Business Combination with Western during the year ended December 31, 2025, the Company issued to unaffiliated investors a total of 106,816 shares of Series A Convertible Preferred Stock, all of which were converted into common stock.

As of both June 30, 2026 and December 31, 2025, there were zero shares of Series A Convertible Preferred Stock issued and outstanding.

Series B Convertible Preferred Stock

The Company has authorized 3,000 shares of Series B Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: Holders of shares of Cycurion’s Series B Convertible Preferred Stock shall not have any voting rights except as required by law (including without limitation, the DGCL) and as expressly provided in the Certificate of Designation of Preferences, Rights and Limitations for our Series B Convertible Preferred Stock.

Dividend Rights: Holders of our Series B Convertible Preferred Stock shall be entitled to receive dividends (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of common stock when, as, and if such dividends are paid on shares of common stock.

Conversion Rights: Shares of our Series B Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series B Convertible Preferred Stock-for-one share of common stock, subject to adjustment.

Liquidation Preference: Holders of shares of our Series B Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up, whether voluntary or involuntary, shall be entitled to receive out of the assets, whether capital or surplus, an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon, for each share of Series B Convertible Preferred Stock before any distribution or payment shall be made to the holders of common stock, and, if our assets are insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of shares of Series B Convertible Preferred Stock shall be ratably distributed among them in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

Protective Provisions: As long as any shares of Series B Convertible Preferred Stock are outstanding, we will not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series B Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series B Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for our Series B Convertible Preferred Stock, (b) amend our certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series B Convertible Preferred Stock, (c) increase the number of authorized shares of Series B Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

As part of the Business Combination with Western during the first quarter of 2025, the Company issued to unaffiliated investors a total of 3,000 preferred shares of Series B Convertible Preferred Stock in exchange of existing 3,000 Series B Convertible Preferred Stock.

During the year ended December 31, 2025, a total of 2,999 shares of Series B Convertible Preferred Stock were converted into 199,955 shares of common stock.

As of both June 30, 2026 and December 31, 2025, there was 1 share of Series B Convertible Preferred Stock issued and outstanding.

Series C Convertible Preferred Stock

The Company has authorized 5,000 shares of Series C Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: The holders of our Series C Convertible Preferred Stock have voting rights on an as-if-converted-to-Common-Stock basis, as required by law, and as expressly provided in its Certificate of Designation, as follows. As long as any shares of our Series C Convertible Preferred Stock are outstanding, we shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of our Series C Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to our Series C Convertible Preferred Stock or alter or amend its Certificate of Designation, (b) amend our Certificate of Incorporation or other charter documents in any manner that adversely affects any rights of the holders of our Series C Convertible Preferred Stock, (c) increase the number of authorized shares of our Series C Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

Dividend Rights: We shall pay dividends on our Series C Convertible Preferred Stock at the rate of 12% per annum of the per-share Stated Value ($82.46 per share). The dividends are payable quarterly in arrears not in cash, but in shares of our common stock, calculated for each dividend payment on an as-if-converted-to-Common-Stock basis. No other dividends are payable on shares of our Series C Convertible Preferred Stock.

Conversion Rights: The shares of our Series C Convertible Preferred Stock may be converted into shares of our common stock at a ratio of approximately 20 shares of common stock for every one share of our Series C Convertible Preferred Stock, or an aggregate of 99,077 shares of our common stock, assuming full conversion. In connection with conversions, each holder of our Series C Convertible Preferred Stock is subject to a “beneficial ownership limitation” of 4.99% of the number of shares of our common stock outstanding immediately after giving effect to that conversion, which limitation may be increased by the holder to not more than 9.99% on 61 days’ advanced notice to us.

Liquidation Preference: Our Series C Convertible Preferred Stock has a liquidation preference in an amount equal to its per-share Stated Value ($82.46 per share), plus any accrued and unpaid dividends thereon, for each share of our Series C Convertible Preferred Stock before we can make any distribution or payment to the holders of our common stock. If our assets are insufficient to pay in full such liquidation preference, then our entire assets are to be distributed to the holders of our Series C Convertible Preferred Stock, ratably distributed among them in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

Protective Provisions: As long as any shares of Series C Convertible Preferred Stock are outstanding, we will not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series C Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series C Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for our Series C Convertible Preferred Stock, (b) amend our certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series C Convertible Preferred Stock, (c) increase the number of authorized shares of Series C Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

As part of the Business Combination with Western during year ended December 31, 2025, the Company issued a total of 4,851 shares of Series C Convertible Preferred Stock in exchange of existing 1,356,586 shares of Cycurion common stock and 406,969 warrants.

As of June 30, 2026 and December 31, 2025, there were 2,547 and 4,851 shares of Series C Convertible Preferred Stock issued and outstanding, respectively.

Series D Convertible Preferred Stock

The Company has authorized 6,666,700 shares of Series D Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: Holders of shares of Cycurion’s Series D Convertible Preferred Stock shall not have any voting rights except as required by law (including without limitation, the DGCL) and as expressly provided in the Certificate of Designation of Preferences, Rights and Limitations for Cycurion’s Series D Convertible Preferred Stock.

Dividend Rights: Holders of shares of Cycurion’s Series D Convertible Preferred Stock shall be entitled to receive, and Cycurion shall pay, dividends on shares of Series D Convertible Preferred Stock (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of common stock when, as, and if such dividends are paid on shares of common stock.

Conversion Rights: Shares of Cycurion’s Series D Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series D Convertible Preferred Stock-for-one share of common stock, subject to adjustment.

Liquidation Preference: Holders of shares of Cycurion’s Series D Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up of Cycurion, whether voluntary or involuntary, shall be entitled to receive out of the assets, whether capital or surplus, of Cycurion an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon, for each share of Series D Convertible Preferred Stock before any distribution or payment shall be made to the holders of common stock, and, if the assets of Cycurion shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of shares of Series D Convertible Preferred Stock shall be ratably distributed among them in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

Protective Provisions: As long as any shares of Series D Convertible Preferred Stock are outstanding, Cycurion shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series D Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series D Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for Cycurion’s Series D Convertible Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series D Convertible Preferred Stock, (c) increase the number of authorized shares of Series D Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

As part of the Business Combination with Western, during the first quarter of calendar year 2025, the Company issued to unaffiliated investors a total of 6,666,666 preferred shares of Series D Convertible Preferred Stock.

During the year ended December 31, 2025, a total of 6,516,666 shares of Series D Convertible Preferred Stock were converted into 217,220 shares of common stock.

As of both June 30, 2026 and December 31, 2025, there were 150,000 shares of Series D Convertible Preferred Stock issued and outstanding.

Series E Convertible Preferred Stock

The Company has authorized 100 shares of Series E Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: Holders of shares of Cycurion’s Series E Convertible Preferred Stock shall have voting rights on an as-if-converted-to-common stock basis and as required by law (including without limitation, the DGCL) and as expressly provided in the Certificate of Designation of Preferences, Rights and Limitations for Cycurion’s Series E Convertible Preferred Stock.

Dividend Rights: Holders of shares of Cycurion’s Series E Convertible Preferred Stock shall be entitled to receive, and Cycurion shall pay, dividends on shares of Series E Convertible Preferred Stock (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of common stock when, as, and if such dividends are paid on shares of common stock.

Conversion Rights: Shares of Cycurion’s Series E Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series E Convertible Preferred Stock-for-one share of common stock, subject to adjustment.

Liquidation Preference: Holders of shares of Cycurion’s Series E Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up of Cycurion, whether voluntary or involuntary, shall be entitled to receive out of the assets, whether capital or surplus, of Cycurion an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon, for each share of Series E Convertible Preferred Stock before any distribution or payment shall be made to the holders of common stock, and, if the assets of Cycurion shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of shares of Series E Convertible Preferred Stock shall be ratably distributed among them in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

Protective Provisions: As long as any shares of Series E Convertible Preferred Stock are outstanding, Cycurion shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series E Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series E Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for Cycurion’s Series E Convertible Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series E Convertible Preferred Stock, (c) increase the number of authorized shares of Series E Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

As part of the Management Services Agreement and a Release agreement with Ed Burns, the Company issued to the majority shareholder a total of 51 preferred shares of Series E Convertible Preferred Stock as consideration for the transaction during the year ended December 31, 2025.

As of both June 30, 2026 and December 31, 2025, there were 51 shares of Series E Convertible Preferred Stock issued and outstanding.

Series F Convertible Preferred Stock

The Company has authorized 10,000 shares of Series F Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: Holders of shares of our Series F Convertible Preferred Stock shall have voting rights on an as-if-converted-to-common-stock basis and as required by law (including without limitation, the DGCL) and as expressly provided in the Certificate of Designation of Preferences, Rights and Limitations for our Series F Convertible Preferred Stock.

Dividend Rights: Holders of shares of our Series F Convertible Preferred Stock shall be entitled to receive, and we shall pay, dividends on shares of our Series F Convertible Preferred Stock at the rate of twelve percent (12%) per annum of the $0.0001 per-share Stated Value of the Series F Convertible Preferred Stock. The dividends shall be payable quarterly in arrears in shares of common stock, calculated for each dividend payment on an as-if-converted-to-common-stock basis.

Conversion Rights: Shares of our Series F Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series F Convertible Preferred Stock-for-1,000 shares of common stock, subject to adjustment.

Liquidation Preference: Holders of shares of our Series F Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up, whether voluntary or involuntary, shall be entitled to receive out of the assets, whether capital or surplus, an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon, for each share Series F Convertible Preferred Stock before any distribution or payment shall be made to the holders of common stock, and, if the assets shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of shares of our Series F Convertible Preferred Stock shall be ratably distributed among them in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

Protective Provisions: As long as any shares of Series F Convertible Preferred Stock are outstanding, we shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series F Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series F Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for our Series F Convertible Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series F Convertible Preferred Stock, (c) increase the number of authorized shares of Series F Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

As of both June 30, 2026 and December 31, 2025, there were zero shares of Series F Convertible Preferred Stock issued and outstanding.

Series G Convertible Preferred Stock

The Company has designated 10,000 shares of Series G Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: Holders of shares of Series G Convertible Preferred Stock shall have voting rights on an as-if-converted-to-Common-Stock basis and as required by law (including without limitation, the DGCL) and as expressly provided in the Certificate of Designation of Preferences, Rights and Limitations for our Series G Convertible Preferred Stock.

Dividend Rights: Holders of shares of our Series G Convertible Preferred Stock shall be entitled to receive, and we shall pay, dividends on shares of our Series G Convertible Preferred Stock at the rate of twelve percent (12%) per annum of the $0.0001 per-share Stated Value of the Series G Convertible Preferred Stock. The dividends shall be payable quarterly in arrears in shares of common stock, calculated for each dividend payment on an as-if-converted-to-Common-Stock basis.

Conversion Rights: Shares of our Series G Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series G Convertible Preferred Stock-for-1,000 shares of common stock, subject to adjustment.

Liquidation Preference: Holders of shares of our Series G Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up, whether voluntary or involuntary, shall be entitled to receive out of the assets, whether capital or surplus, an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon, for each share Series G Convertible Preferred Stock before any distribution or payment shall be made to the holders of common stock, and, if the assets shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of shares of our Series G Convertible Preferred Stock shall be ratably distributed among them in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

Protective Provisions: As long as any shares of Series G Convertible Preferred Stock are outstanding, we shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series G Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series G Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for our Series G Convertible Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series G Convertible Preferred Stock, (c) increase the number of authorized shares of Series G Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

As of both June 30, 2026 and December 31, 2025, there were 143 shares of Series G Convertible Preferred Stock issued and outstanding.

Series G Convertible Preferred Stock Activity

During 2025, the company entered into agreements with certain investors to exchange $3.2 million aggregate principal amount of convertible indebtedness for an aggregate of 3,133 shares of Series G Convertible Preferred Stock. These transactions convert a substantial portion of Cycurion’s debt into preferred equity, which provides additional capital to support business growth. For more information, please see “Exchange Agreements and Registration Rights Agreements” below.

Exchange Agreements and Registration Rights Agreements

On August 12, 2025, the Company entered into an exchange agreement with Alpha Capital Anstalt (the “Alpha Capital Anstalt Exchange Agreement”) and a registration rights agreement. Pursuant to the Alpha Capital Anstalt Exchange Agreement, the parties intended to effect a voluntary security exchange transaction whereby Alpha Capital Anstalt will exchange $366,050 in debt for an aggregate of 366 shares of Series G Convertible Preferred Stock.

On August 12, 2025, the Company entered into an exchange agreement with M2B Funding Corp. (the “M2B Funding Corp. Exchange Agreement”) and a registration rights agreement. Pursuant to the M2B Funding Corp. Exchange Agreement, the parties intended to effect a voluntary security exchange transaction whereby M2B Funding Corp. will exchange $672,077 in debt for an aggregate of 672 shares of Series G Convertible Preferred Stock.

On August 12, 2025, the Company entered into an exchange agreement with ADI Funding (the “ADI Funding Exchange Agreement”) and a registration rights agreement. Pursuant to the ADI Funding Exchange Agreement, the parties intended to effect a voluntary security exchange transaction whereby ADI Funding will exchange $347,730 in debt for an aggregate of 348 shares of Series G Convertible Preferred Stock.

On August 12, 2025, the Company entered into an exchange agreement with Deltennium (the “Deltennium Exchange Agreement”) and a registration rights agreement. Pursuant to the Deltennium Exchange Agreement, the parties intended to effect a voluntary security exchange transaction whereby Deltennium will exchange $617,667 in debt for an aggregate of 618 shares of Series G Convertible Preferred Stock.

On August 12, 2025, the Company entered into an exchange agreement with Osher Capital (the “Osher Capital Exchange Agreement”) and a registration rights agreement. Pursuant to the Osher Capital Exchange Agreement, the parties intended to effect a voluntary security exchange transaction whereby Osher Capital will exchange $103,800 in debt for an aggregate of 104 shares of Series G Convertible Preferred Stock.

On August 12, 2025, the Company entered into an exchange agreement with Lexi London (the “Lexi London Exchange Agreement”) and a registration rights agreement. Pursuant to the Lexi London Exchange Agreement, the parties intended to effect a voluntary security exchange transaction whereby Lexi London will exchange $769,000 in debt for an aggregate of 769 shares of Series G Convertible Preferred Stock.

On August 12, 2025, the Company entered into an exchange agreement with ILE Associates (the “ILE Associates Exchange Agreement”) and a registration rights agreement. Pursuant to the ILE Associates Exchange Agreement, the parties intended to effect a voluntary security exchange transaction whereby ILE Associates will exchange $256,333 in debt for an aggregate of 256 shares of Series G Convertible Preferred Stock.

Series H Convertible Preferred Stock

The Company has designated 10,000 shares of Series H Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: Holders of shares of our Series H Convertible Preferred Stock shall have voting rights on an as-if-converted-to-Common-Stock basis and as required by law (including without limitation, the DGCL) and as expressly provided in the Certificate of Designation of Preferences, Rights and Limitations for our Series H Convertible Preferred Stock.

Dividend Rights: Holders of shares of our Series H Convertible Preferred Stock shall be entitled to receive, and we shall pay, dividends on shares of our Series H Convertible Preferred Stock at the rate of twelve percent (12%) per annum of the $0.0001 per-share Stated Value of the Series H Convertible Preferred Stock. The dividends shall be payable quarterly in arrears in shares of Common Stock, calculated for each dividend payment on an as-if-converted-to-Common-Stock basis.

Conversion Rights: Shares of our Series H Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of Common Stock, subject to customary beneficial ownership limitations, by dividing the stated value of such shares by the applicable conversion price. The conversion price is based on a fixed floor price of $1.45 per share, representing the minimum price at which such shares may be converted into Common Stock, and is subject to adjustment as provided in the Certificate of Designation.

Liquidation Preference: Holders of shares of our Series H Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up, whether voluntary or involuntary, shall be entitled to receive out of the assets, whether capital or surplus, an amount equal to the stated value, plus any accrued and unpaid dividends thereon, for each share of Series H Convertible Preferred Stock before any distribution or payment shall be made to the holders of Common Stock. If the assets shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of Series H Convertible Preferred Stock shall be ratably distributed among them. In addition, holders shall be entitled to participate on an as-if-converted basis with holders of Common Stock, and such rights rank pari passu with other series of preferred stock having similar terms.

Protective Provisions: As long as any shares of Series H Convertible Preferred Stock are outstanding, we shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series H Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series H Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for our Series H Convertible Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series H Convertible Preferred Stock, (c) increase the number of authorized shares of Series H Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

As of June 30, 2026, there are 1,900 shares of Series H Convertible Preferred Stock issued and outstanding. As of December 31, 2025, the shares had not been authorized.

Series I Convertible Preferred Stock

The Company has designated 888,888 shares of Series I Convertible Preferred Stock, par value 0.0001 per share.

Voting Rights: Holders of shares of our Series I Convertible Preferred Stock shall not have voting rights, except as required by law (including without limitation, the Delaware General Corporation Law) and with respect to certain protective provisions contained in the Certificate of Designation of Preferences, Rights and Limitations of Series I Convertible Preferred Stock.

Dividend Rights: Holders of shares of our Series I Convertible Preferred Stock shall not be entitled to receive cash dividends. Any stock splits, stock dividends or similar distributions on the Company’s Common Stock will be reflected through proportional adjustments to the conversion terms.

Conversion Rights: Shares of our Series I Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of Common Stock, subject to a conversion price of $2.25 per share (subject to adjustment) and subject to certain beneficial ownership limitations, initially set at 4.99% (but may be increased to 9.99% upon notice).

Liquidation Preference: Holders of shares of our Series I Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up, whether voluntary or involuntary, shall be entitled to receive out of the assets of the Company, before any distribution to holders of Common Stock, an amount equal to the greater of (i) the stated value plus any accrued and unpaid amounts, or (ii) the amount such holder would receive if the Series I Convertible Preferred Stock had been converted into Common Stock immediately prior to such event.

Protective Provisions: As long as any shares of Series I Convertible Preferred Stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the outstanding shares of Series I Convertible Preferred Stock, (a) alter or change adversely the powers, preferences or rights of the Series I Convertible Preferred Stock, (b) amend its certificate of incorporation or other charter documents in a manner that adversely affects the holders, (c) increase the number of authorized shares of Series I Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

As of June 30, 2026 there were 888,888 shares of Series I Convertible Preferred Stock issued and outstanding. As of December 31, 2025, the shares had not been authorized.

Common Stock

The Company has authorized 300,000,000 shares of common stock, par value of $0.0001 per share. Each share of common stock entitles the holder to one vote, in person or proxy, on any matter on which an action of the stockholders of the Company is sought.

As of June 30, 2026 and December 31, 2025, there were 11,889,767 and 3,642,501 shares of common stock issued and outstanding, respectively. The 11,889,767 shares of common stock include 33,609 shares of common stock to be issued to SLG and under certain equity plans.

Warrants

Table 14.1: Details of Warrants

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding warrants, December 31, 2024	315,028	$20.64	3.0
Granted	869,992	164.96	4.7
Replacement of old warrants	(315,028)	20.64	2.9
Exercised	(234,831)	14.27	4.3
Outstanding warrants, March 31, 2025	635,161	220.67	4.7
Issued - Prefunded (equity line)	150,000	-	1.0
Exercised - Prefunded (equity line)	(83,333)	-	1.0
Exercised	(23,633)	15.00	5.0
Outstanding warrants, June 30, 2025	678,195	206.15	4.8
Exercised - Prefunded (equity line)	(66,667)	-	1.0
Outstanding warrants, September 30, 2025	611,528	228.62	4.8
Issued - Prefunded (Armistice-Prefunded)	1,670,720	-	1.0
Issued (Armistice)	3,341,439	3.62	5.0
Outstanding warrants, December 31, 2025	5,623,687	27.01	5.0
Exercised - Prefunded (Armistice-Prefunded)	(1,670,720)	-	1.0
Outstanding warrants, June 30, 2026	3,952,967	$27.01	5.0
Exercisable warrants, June 30, 2026	3,952,967	$27.01	5.0

The Company has accounted for the issuance of common stock and warrants issued for cash proceeds in the private placements as equity instruments. Management believes that the warrants are indexed to and are settled in the Company’s own common stock; therefore, they should be accounted for as permanent equity.

Public Warrants

As of both June 30, 2026 and December 31, 2025, there were 383,333 public warrants (“Public Warrants”) outstanding. The Company accounts for the Public Warrants as equity instruments. The Public Warrants became exercisable on March 16, 2026, which was 30 days after the completion of a Business Combination. No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to such shares of common stock. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the Public Warrants is not effective within a specified period following the consummation of a Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. If neither that exemption nor another exemption is available, holders will not be able to exercise their warrants on a cashless basis.

The Public Warrants will expire on February 14, 2030, five years after the completion of the Business Combination with Cycurion or earlier upon redemption or liquidation.

Once the Public Warrants become exercisable, the Company may redeem the Public Warrants:

●	in whole and not in part
●	at a price of $0.30 per Public Warrant;
●	upon not less than 30 days’ prior written notice of redemption;
●	if, and only if, the reported last sale price of the shares of common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the Public Warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and
●	if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the Public Warrants.

If and when the Public Warrants become redeemable, the Company may not exercise our redemption right if the issuance of shares of common stock upon exercise of the Public Warrants is not exempt from registration or qualification under applicable state blue sky laws or the company is unable to effect such registration or qualification. The Company will use it’s best efforts to register or qualify such shares of common stock under the blue-sky laws of those states in which such Public Warrants were offered by the company in the offering.

If the Company calls the Public Warrants for redemption, as described above, the Company will have the option to require any holder that wishes to exercise its Public Warrant to do so on a “cashless basis.” If the Company takes advantage of this option, all holders of Public Warrants would pay the exercise price by surrendering their Public Warrants for the number of shares of common stock equal to the quotient obtained by dividing (x) the product of the number of shares of common stock underlying the Public Warrants, multiplied by the difference between the exercise price of the Public Warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” for this purpose means the average reported last sale price of the common stock for the ten trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of Public Warrants. If management takes advantage of this option, the notice of redemption will contain the information necessary to calculate the number of shares of common stock to be received upon exercise of the Public Warrants, including the “fair market value” in such case. Requiring a cashless exercise in this manner will reduce the number of shares to be issued and thereby lessen the dilutive effect of a Public Warrant redemption. Management believes this feature is an attractive option to the Company if the cash from the exercise of the Public Warrants is not needed.

PIPE Warrants

On January 11, 2022, concurrently with the completion of the Business Combination, pursuant to the PIPE Subscription Agreement, dated January 11, 2022 (as the same may be amended from time to time, the “PIPE Subscription Agreement”) for an aggregate purchase price of $3,760,000, Western issued an aggregate of 12,533 shares of common stock issued in a private placement (the “PIPE Financing”) pursuant to that certain PIPE Subscription Agreement and 12,533 shares of common stock issuable upon the exercise of certain warrants (the “PIPE Warrants”) issued in the PIPE Financing.

Each outstanding whole PIPE Warrant and public warrant (“Public Warrant”) issued in connection with the initial public offering of Western represents the right to purchase one share of common stock at a price of $11.50 per share, subject to adjustment, at any time commencing 30 days after the Business Combination with Western and ending five years after the Business Combination.

The PIPE Warrants, as well as any warrants underlying additional units issued to the Western Acquisition Ventures Sponsor, LLC (the “Sponsor”) or our officers, directors or their affiliates in payment of working capital loans, are identical to the Public Warrants except that the PIPE Warrants (i) will be exercisable for cash or on a cashless basis, at the holder’s option, and (ii) will not be redeemable by us, in each case so long as they are still held by the Sponsor or its permitted transferees.

As of June 30, 2026 and December 31, 2025, there were 12,533 PIPE Warrants outstanding. The Company accounts for the Private Placement Warrants as equity instruments. The PIPE Warrants sold in the private placement are identical to the Public Warrants underlying the Units sold in the initial public offering, except that such warrants, and the shares of common stock issuable upon the exercise of such warrants, will not be transferable, assignable, or salable until after February 14, 2025, the date of completion of a Business Combination, subject to certain limited exceptions.

In addition, if we, at any time while the Public Warrants or PIPE Warrants are outstanding and unexpired, pay a dividend or make a distribution in cash, securities or other assets to the holders of common stock on account of such shares of common stock (or other shares of our capital stock into which the Public Warrants or PIPE Warrants are convertible), other than (a) as described above, (b) certain ordinary cash dividends, (c) to satisfy the redemption rights of the holders of common stock in connection with a proposed initial business combination, (d) to satisfy the redemption rights of the holders of common stock in connection with a stockholder vote to amend our amended and restated certificate of incorporation (i) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or certain amendments to our charter prior thereto or to redeem 100% of our common stock if we do not complete our initial business combination within 12 months from the closing of this offering (or up to 18 months from the closing of the offering at the election of the Company subject to satisfaction of certain conditions or as extended by our stockholders in accordance with our amended and restated certificate of incorporation) or (ii) with respect to any other provision relating to stockholders’ rights or pre-initial business combination activity, or (e) in connection with the redemption of our public shares upon our failure to complete our initial business combination, then the Public Warrants and PIPE Warrants exercise price will be decreased, effective immediately after the effective date of such event, by the amount of cash and/or the fair market value of any securities or other assets paid on each share of common stock in respect of such event.

If the number of outstanding shares of common stock is decreased by a consolidation, combination, reverse stock split or reclassification of shares of common stock or other similar event, then, on the effective date of such consolidation, combination, reverse stock split, reclassification or similar event, the number of shares of common stock issuable on exercise of each Public Warrant and PIPE Warrant will be decreased in proportion to such decrease in outstanding shares of common stock.

In case of any reclassification or reorganization of the outstanding shares of common stock (other than those described above or that solely affects the par value of such shares of common stock), or in the case of any merger or consolidation of us with or into another corporation (other than a consolidation or merger in which we are the continuing corporation and that does not result in any reclassification or reorganization of our outstanding shares of common stock), or in the case of any sale or conveyance to another corporation or entity of the assets or other property of ours as an entirety or substantially as an entirety in connection with which we are dissolved, the holders of the Public Warrants and PIPE Warrants will thereafter have the right to purchase and receive, upon the basis and upon the terms and conditions specified in the Public Warrants and PIPE Warrants and in lieu of the shares of common stock immediately theretofore purchasable and receivable upon the exercise of the rights represented thereby, the kind and amount of shares of stock or other securities or property (including cash) receivable upon such reclassification, reorganization, merger or consolidation, or upon a dissolution following any such sale or transfer, that the holder of the Public Warrants or PIPE Warrants (as applicable) would have received if such holder had exercised their Public Warrants or PIPE Warrant (as applicable) immediately prior to such event.

The Public Warrants and PIPE Warrants are issued in registered form under a warrant agreement between Equiniti Trust Company, LLC, as warrant agent, and us. The warrant agreement provides that the terms of the Public Warrants and PIPE Warrants may be amended without the consent of any holder to cure any ambiguity or correct any mistake, or defective provision, but requires the approval by the holders of at least a majority of the then outstanding Public Warrants to make any change that adversely affects the interests of the registered holders of Public Warrants.

Series A Warrants

On November 17, 2017, the Company had issued 44,445 Series A Warrants at exercise price of $13.50 with an expiration date of November 22, 2025. As part of the Business Combination with Western, during the first quarter of 2025, the Company issued to unaffiliated investors a total of 22,696 Series A Warrants in exchange of existing 44,445 Series A Warrants having an expiration date of February 19, 2029 and an exercise price of $9.59121

Series B Warrants

On August 1, 2023, the Company issued 133,333 Series B Warrants with an exercise price of $15.00 having an expiration date of August 1, 2028.

On April 12, 2024, the Company issued 66,667 Series B Warrants with an exercise price of $15.00 having an expiration date of April 12, 2029.

As part of the Business Combination with Western, during the year ended December 31, 2025, the Company issued to unaffiliated investors a total of 200,000 Series B Warrants in exchange of existing 200,000 Series B Warrants having an expiration date of February 19, 2030 and an exercise price of $15.00.

Series D Warrants

On March 22, 2022, the Company issued 6,564 Series D Warrants with a subordinated convertible promissory note at an exercise price of $42.30 and an expiration date of September 22, 2027.

On November 22, 2022, the Company issued 32,819 warrants with subordinated convertible promissory note at an exercise price of $42.30 and an expiration date of April 21, 2028.

As part of the Business Combination with Western, during the year ended December 31, 2025, the Company issued to unaffiliated investors a total of 242,424 Series D Warrants in exchange of existing 39,382 Series D Warrants having an exercise price of $15.00 and an expiration date of February 19, 2029.

Armistice Pre-Funded Warrant and Armistice Warrant

On December 4, 2025, Cycurion entered into a securities purchase agreement (the “Armistice Purchase Agreement”) with a single institutional accredited investor, Armistice Capital Master Fund Ltd. (“Armistice”), pursuant to which we issued and sold to Armistice in a private placement (i) pre-funded warrants (the “Armistice Pre-Funded Warrants”) to purchase up to an aggregate of 1,670,720 shares of common stock (the “Pre-Funded Warrant Shares”), and (ii) warrants (the “Armistice Warrants”) to purchase up to an aggregate of 3,341,439 shares of common stock (the “Warrant Shares”). The exercise of the Warrants and the issuance of the Warrant Shares upon exercise thereof is subject to stockholder approval (“Stockholder Approval”). Stockholder Approval was received at the special general meeting of stockholders on March 19, 2026.

Each Armistice Pre-Funded Warrant was sold at an offering price of $3.62. Each Armistice Warrant has an exercise price of $3.62. The Private Placement closed (the “Closing”) on December 5, 2025 (the “Closing Date”).

On December 5, 2025, Cycurion entered into the Armistice Pre-Funded Warrant with Armistice that is exercisable for up to 1,657,460 shares of common stock. Each Armistice Pre-Funded Warrant has an exercise price equal to $0.0001 per share. The Armistice Pre-Funded Warrants were all exercised during the three months ended March 31, 2026.

On December 5, 2025, Cycurion entered into the Armistice Warrant with Armistice that has an exercise price equal to $3.62 per share. The Armistice Warrants will be exercisable immediately following receipt of Stockholder Approval for the issuance of the Armistice Warrants and the Warrant Shares and have an exercise price of $3.62 per share, subject to adjustment for customary events such as stock splits and fundamental transactions. The Armistice Warrants will expire five years from their initial exercise date. At any time following the initial exercise date of the Armistice Warrants, the Armistice Warrants can be exercised on a cashless basis if there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The exercise price and number of shares of common stock issuable upon exercise of the Armistice Warrant and Armistice Pre-Funded Warrant are subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events.

The Armistice Pre-Funded Warrants and the Armistice Warrants issued in the Armistice private placement provide that a holder of Armistice Pre-Funded Warrants or Armistice Warrants, as applicable, will not have the right to exercise any portion of its Armistice Pre-Funded Warrants or Armistice Warrants if such holder, together with its affiliates, and any other party whose holdings would be aggregated with those of the holder for purposes of Section 13(d) or Section 16 of the Exchange Act would beneficially own in excess of 9.99% for the Armistice Pre-Funded Warrants and 4.99% for the Armistice Warrants of the number of shares of common stock outstanding immediately after giving effect to such exercise (the “Beneficial Ownership Limitation”); provided, however, that the holder may increase or decrease the Beneficial Ownership Limitation by giving notice to the Company, with any such increase not taking effect until the sixty-first day after such notice is delivered to the Company but not to any percentage in excess of 9.99%. The Warrants may be exercised on a cashless basis if a registration statement registering Warrant Shares is not effective. The Armistice Pre-Funded Warrants may be exercised on a cashless basis.

Subject to applicable laws, an Armistice Warrant and Armistice Pre-Funded Warrant may be transferred at the option of the holder upon surrender of the applicable warrant to us together with the appropriate instruments of transfer.

There is no trading market available for the Armistice Warrants or the Armistice Pre-Funded Warrants on any securities exchange or nationally recognized trading system. We do not intend to list the Armistice Warrants or the Armistice Pre-Funded Warrants on any securities exchange or nationally recognized trading system.

In the event of a fundamental transaction, as described in the Armistice Warrants and Armistice Pre-Funded Warrants and generally including any reorganization, recapitalization or reclassification of our common stock, the sale, transfer or other disposition of all or substantially all of our properties or assets, our consolidation or merger with or into another person, the acquisition of more than 50% of our outstanding common stock, or any person or group becoming the beneficial owner of 50% of the voting power represented by our outstanding common stock, the holders of the Armistice Warrants and Armistice Pre-Funded Warrants will be entitled to receive upon exercise of the Armistice Warrants and Armistice Pre-Funded Warrants the kind and amount of securities, cash or other property that the holders would have received had they exercised the Armistice Warrants and Armistice Pre-Funded Warrants immediately prior to such fundamental transaction. In addition, in certain circumstances, upon a fundamental transaction, the holder will have the right to require us to repurchase its Armistice Warrants at the Black Scholes Value; provided, however, that, if the fundamental transaction is not within our control, including not approved by our Board of Directors, then the holder shall only be entitled to receive the same type or form of consideration (and in the same proportion), at the Black Scholes Value of the unexercised portion of the Warrant, that is being offered and paid to the holders of common stock in connection with the fundamental transaction.

Pursuant to the terms of the Armistice Purchase Agreement, the Company is prohibited from entering into any agreement to issue or announcing the issuance or proposed issuance of any shares of common stock or securities convertible or exercisable into common stock for a period commencing on December 4, 2025 and expiring 90 days from the Effective Date (as defined in the Armistice Purchase Agreement). Furthermore, the Company is also prohibited from entering into any agreement to issue common stock or Common Stock Equivalents (as defined in the Armistice Purchase Agreement) involving a Variable Rate Transaction (as defined in the Armistice Purchase Agreement), subject to certain exceptions, for a period commencing on December 4, 2025 and expiring 90 days from such Effective Date. The Effective Date is defined in the Armistice Purchase Agreement as the earliest of the date that (a) the initial registration statement has been declared effective by the SEC, (b) all of the Pre-Funded Warrant Shares and Warrant Shares have been sold pursuant to Rule 144 or may be sold pursuant to Rule 144 without the requirement for the Company to be in compliance with the current public information required under Rule 144 and without volume or manner-of-sale restrictions, (c) following the one year anniversary of the Closing provided that a holder of Pre-Funded Warrant Shares or Warrant Shares is not an affiliate of the Company, or (d) all of the Pre-Funded Warrant Shares and Warrant Shares may be sold pursuant to an exemption from registration under the Securities Act without volume or manner-of-sale restrictions and Company counsel has delivered to such holders a standing written opinion that resales may then be made by such holders of the Pre-Funded Warrant Shares and Warrant Shares pursuant to such exemption which opinion shall be in form and substance reasonably acceptable to such holders.

The Armistice Purchase Agreement contains customary representations, warranties and agreements by the Company, customary conditions to closing, indemnification obligations of the Company, including for liabilities arising under the Securities Act, other obligations of the parties and termination provisions. The representations, warranties and covenants contained in the Armistice Purchase Agreement were made only for the purposes of such agreements and as of the specific dates, were solely for the benefit of the parties to such agreement and may be subject to limitations agreed upon by the contracting parties.

Yield Point NY LLC Pre-Funded Warrant

On April 7, 2025, Cycurion entered into an equity purchase agreement (the “Equity Purchase Agreement”) with Yield Point NY LLC (the “Yield Point”) relating to up to 4,500,000 shares of common stock issuable to Yield Point upon exercise of a pre-funded warrant (“Yield Point Pre-Funded Warrant”) issued as its commitment fee (“Commitment Fee”) under the Equity Purchase Agreement.

The Yield Point Pre-Funded Warrant was offered for the Commitment Fee in connection with the Equity Purchase Agreement for shares of common stock, and provides that the holder may not exercise any portion of the Yield Point Pre-Funded Warrant to the extent that immediately prior to or after giving effect to such exercise the holder would own more than 4.99%, which ownership cap may be increased by the holder up to 9.99% upon 61 days’ prior notice. The exercise price for each share of common stock underlying the Yield Point Pre-Funded Warrant is $0.0001. The Yield Point Pre-Funded Warrant is immediately exercisable upon issuance and may be exercised at any time until the Yield Point Pre-Funded Warrant is exercised in full.

A holder of the Yield Point Pre-Funded Warrant may not exercise any portion of the warrants or Yield Point Pre-Funded Warrant, as applicable, to the extent that the holder would own more than 4.99% (or, at the holder’s option upon issuance, 9.99%) of our outstanding common stock immediately after exercise, as such percentage ownership is determined in accordance with the terms of the Yield Point Pre-Funded Warrant.

In lieu of making the cash payment otherwise contemplated to be made to us upon exercise of the Yield Point Pre-Funded Warrant in payment of the aggregate exercise price, the holder may elect instead to receive upon such exercise (either in whole or in part) the net number of shares of our common stock determined according to a formula set forth in the Yield Point Pre-Funded Warrant.

Seward & Kissel LLP Pre-Funded Warrant

On February 14, 2025, Cycurion entered into pre-funded warrant with Seward & Kissel LLP that is exercisable for approximately $1.3 million in shares of common stock, or up to 83,333 shares of common stock (the “Seward & Kissel Pre-Funded Warrant”); provided that once the net proceeds from the sale of the shares equals the $1.3 million in legal fees and expenses (the “Legal Fees”), the remaining shares of common stock, including such common stock exercisable under the Seward & Kissel Pre-Funded Warrant, shall be returned to Cycurion.

The Seward & Kissel Pre-Funded Warrant provides that the holder may not exercise any portion of the Seward & Kissel Pre-Funded Warrant to the extent that immediately prior to or after giving effect to such exercise the holder would own more than 4.99% upon 61 days’ prior notice. The exercise price for each share of common stock underlying the Seward & Kissel Pre-Funded Warrant is $0.0001. The Seward & Kissel Pre-Funded Warrant is immediately exercisable upon issuance and may be exercised at any time until the Seward & Kissel Pre-Funded Warrant is exercised in full.

Seward & Kissel LLP may not exercise any portion of the warrants or Seward & Kissel Pre-Funded Warrant, as applicable, to the extent that the holder would own more than 4.99% of our outstanding common stock immediately after exercise, as such percentage ownership is determined in accordance with the terms of the Seward & Kissel Pre-Funded Warrant.

In lieu of making the cash payment otherwise contemplated to be made to us upon exercise of the Seward & Kissel Pre-Funded Warrant in payment of the aggregate exercise price, the holder may elect instead to receive upon such exercise (either in whole or in part) the net number of shares of our common stock determined according to a formula set forth in the Seward & Kissel Pre-Funded Warrant.

Other Warrants

On March 8, 2022, the Company issued 17,636 warrants to the originators of $700,000 of investor notes at exercise price of $0.92, which all were exercised in 2026.

As part of the Business Combination with Western, during the year ended December 31, 2025, the Company issued to unaffiliated investors a total of 9,006 warrants in exchange of existing 17,636 warrants having an expiration date of February 19, 2029 and an exercise price of $9.59121.

Common Stock Subject to Possible Redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance in ASC 480. Shares of common stock subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s shares of common stock sold in the initial public offering of Western feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events.

Table 14.2: Details of Common Stock Subject to Possible Redemption

	Number of Shares	Amount
Common stock subject to possible redemption as of December 31, 2024	5,796	$1,917,309
Less:
Redemption	(3,163)	(1,001,216)
Release of common stock subject to redemption	(2,633)	(916,093)
Common stock subject to possible redemption as of December 31, 2025	-	$-

17.	EQUITY

Preferred Stock

The Company has authorized 20,000,000 shares of preferred stock, par value of $0.0001 per share, issuable from time to time in one or more series.

The Second Amended and Restated Certificate of Incorporation authorizes the board of directors to establish one or more series of preferred stock. Unless required by law or by any stock exchange, and subject to the terms of the Second Amended and Restated Certificate of Incorporation, the authorized shares of preferred stock will be available for issuance without further action by holders of Common Stock. The board of directors is able to determine, with respect to any series of preferred stock, designations, powers, preferences and relative, participating, optional or other rights, if any, and the qualifications, limitations, or restrictions thereof, if any.

The Company could issue a series of preferred stock that could, depending on the terms of the series, impede or discourage an acquisition attempt or other transaction that some, or a majority, of the stockholders might believe to be in their best interests or in which the stockholders might receive a premium over the market price of the Common Stock. Additionally, the issuance of preferred stock may adversely affect the rights of stockholders by restricting dividends on the Common Stock, diluting the voting power of the Common Stock or subordinating the rights of stockholders to distributions upon a liquidation, dissolution or winding up, or other event. As a result of these or other factors, the issuance of preferred stock could have an adverse impact on the market price of our Common Stock.

Mezzanine Equity

As of December 31, 2025 and 2024, there are zero and 5,796 shares of Common Stock subject to possible redemption, respectively.

Stockholders’ Equity

Series A Convertible Preferred Stock

The Company has authorized 110,000 shares of Series A Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: The holders of Cycurion’s Series A Convertible Preferred Stock have voting rights on an as-if-converted-to-common-stock basis and as required by law (including without limitation, the Delaware General Corporation Law (the “DGCL”) and as expressly provided in the Certificate of Designation of Preferences, Rights and Limitations for our Series A Convertible Preferred Stock.

Dividend Rights: Holders of shares of our Series A Convertible Preferred Stock shall be entitled to receive dividends at the rate of twelve percent (12%) per annum of the per-share stated value ($1.45 per share). The dividends shall be paid payable quarterly in arrears in shares of Common Stock, calculated for each dividend payment on an as-if-converted-to-Common-Stock basis. No other dividends shall be paid on shares of Series A Convertible Preferred Stock.

Conversion Rights: Shares of Cycurion’s Series A Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of Common Stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series A Convertible Preferred Stock-for-one share of Common Stock, subject to adjustment.

Liquidation Preference: Holders of shares of Cycurion’s Series A Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up of Cycurion, whether voluntary or involuntary, shall be entitled to receive out of the assets, whether capital or surplus, of Cycurion an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon, for each share of Series A Convertible Preferred Stock before any distribution or payment shall be made to the holders of Common Stock, and, if the assets of Cycurion shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of shares of Series A Convertible Preferred Stock shall be ratably distributed among them in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

Protective Provisions: As long as any shares of Series A Convertible Preferred Stock are outstanding, Cycurion shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series A Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series A Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for Cycurion’s Series A Convertible Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series A Convertible Preferred Stock, (c) increase the number of authorized shares of Series A Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

As part of the Business Combination with Western during the year ended December 31, 2025, the Company issued to unaffiliated investors a total of 106,816 preferred shares, which were converted into Common Stock.

As of both December 31, 2025 and 2024, there were zero shares of Series A Convertible Preferred Stock issued and outstanding.

Series B Convertible Preferred Stock

The Company has authorized 3,000 shares of Series B Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: Holders of shares of Cycurion’s Series B Convertible Preferred Stock shall not have any voting rights except as required by law (including without limitation, the DGCL) and as expressly provided in the Certificate of Designation of Preferences, Rights and Limitations for our Series B Convertible Preferred Stock.

Dividend Rights: Holders of our Series B Convertible Preferred Stock shall be entitled to receive dividends (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of Common Stock when, as, and if such dividends are paid on shares of Common Stock.

Conversion Rights: Shares of our Series B Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into Common Stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series B Convertible Preferred Stock-for-one share of Common Stock, subject to adjustment.

Liquidation Preference: Holders of shares of our Series B Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up, whether voluntary or involuntary, shall be entitled to receive out of the assets, whether capital or surplus, an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon, for each share of Series B Convertible Preferred Stock before any distribution or payment shall be made to the holders of Common Stock, and, if our assets are insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of shares of Series B Convertible Preferred Stock shall be ratably distributed among them in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

Protective Provisions: As long as any shares of Series B Convertible Preferred Stock are outstanding, we will not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series B Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series B Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for our Series B Convertible Preferred Stock, (b) amend our certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series B Convertible Preferred Stock, (c) increase the number of authorized shares of Series B Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

As part of the Business Combination with Western during the first quarter of 2025, the Company issued to unaffiliated investors a total of 3,000 preferred shares of Series B Convertible Preferred Stock in exchange of existing 3,000 Series B Convertible Preferred Stock.

During the year ended December 31, 2025, a total of 2,999 Series B Convertible Preferred Stock were converted into 199,955 shares of Common Stock.

As of December 31, 2025 and 2024, there were 1 and 3,000 shares of Series B Convertible Preferred Stock issued and outstanding, respectively.

Series C Convertible Preferred Stock

The Company has authorized 5,000 shares of Series C Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: The holders of our Series C Convertible Preferred Stock have voting rights on an as-if-converted-to-Common-Stock basis, as required by law, and as expressly provided in its Certificate of Designation, as follows. As long as any shares of our Series C Convertible Preferred Stock are outstanding, we shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of our Series C Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to our Series C Convertible Preferred Stock or alter or amend its Certificate of Designation, (b) amend our Certificate of Incorporation or other charter documents in any manner that adversely affects any rights of the holders of our Series C Convertible Preferred Stock, (c) increase the number of authorized shares of our Series C Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

Dividend Rights: We shall pay dividends on our Series C Convertible Preferred Stock at the rate of 12% per annum of the per-share Stated Value ($82.46 per share). The dividends are payable quarterly in arrears not in cash, but in shares of our Common Stock, calculated for each dividend payment on an as-if-converted-to-Common-Stock basis. No other dividends are payable on shares of our Series C Convertible Preferred Stock.

Conversion Rights: The shares of our Series C Convertible Preferred Stock may be converted into shares of our Common Stock at a ratio of approximately 20 shares of Common Stock for every one share of our Series C Convertible Preferred Stock, or an aggregate of 99,077 shares of our Common Stock, assuming full conversion. In connection with conversions, each holder of our Series C Convertible Preferred Stock is subject to a “beneficial ownership limitation” of 4.99% of the number of shares of our Common Stock outstanding immediately after giving effect to that conversion, which limitation may be increased by the holder to not more than 9.99% on 61 days’ advanced notice to us.

Liquidation Preference: Our Series C Convertible Preferred Stock has a liquidation preference in an amount equal to its per-share Stated Value ($82.46 per share), plus any accrued and unpaid dividends thereon, for each share of our Series C Convertible Preferred Stock before we can make any distribution or payment to the holders of our Common Stock. If our assets are insufficient to pay in full such liquidation preference, then our entire assets are to be distributed to the holders of our Series C Convertible Preferred Stock, ratably distributed among them in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

Protective Provisions: As long as any shares of Series C Convertible Preferred Stock are outstanding, we will not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series C Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series C Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for our Series C Convertible Preferred Stock, (b) amend our certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series C Convertible Preferred Stock, (c) increase the number of authorized shares of Series C Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

As part of the Business Combination with Western during year ended December 31, 2025, the Company issued a total of 4,851 shares of Series C Convertible Preferred Stock in exchange of existing 1,356,586 shares of Cycurion Common Stock and 406,969 Warrants.

As of December 31, 2025 and 2024, there were 4,851 shares of Series C Convertible Preferred Stock issued and outstanding.

Series D Convertible Preferred Stock

The Company has authorized 6,666,700 shares of Series D Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: Holders of shares of Cycurion’s Series D Convertible Preferred Stock shall not have any voting rights except as required by law (including without limitation, the DGCL) and as expressly provided in the Certificate of Designation of Preferences, Rights and Limitations for Cycurion’s Series D Convertible Preferred Stock.

Dividend Rights: Holders of shares of Cycurion’s Series D Convertible Preferred Stock shall be entitled to receive, and Cycurion shall pay, dividends on shares of Series D Convertible Preferred Stock (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of Common Stock when, as, and if such dividends are paid on shares of Common Stock.

Conversion Rights: Shares of Cycurion’s Series D Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of Common Stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series D Convertible Preferred Stock-for-one share of Common Stock, subject to adjustment.

Liquidation Preference: Holders of shares of Cycurion’s Series D Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up of Cycurion, whether voluntary or involuntary, shall be entitled to receive out of the assets, whether capital or surplus, of Cycurion an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon, for each share of Series D Convertible Preferred Stock before any distribution or payment shall be made to the holders of Common Stock, and, if the assets of Cycurion shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of shares of Series D Convertible Preferred Stock shall be ratably distributed among them in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

Protective Provisions: As long as any shares of Series D Convertible Preferred Stock are outstanding, Cycurion shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series D Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series D Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for Cycurion’s Series D Convertible Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series D Convertible Preferred Stock, (c) increase the number of authorized shares of Series D Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

As part of the Business Combination with Western, during the first quarter of calendar year 2025, the Company issued to unaffiliated investors a total of 6,666,666 preferred shares of Series D Convertible Preferred Stock.

During the year ended December 31, 2025, a total of 6,516,666 shares of Series D Convertible Preferred Stock were converted into 217,220 shares of Common Stock.

As of December 31, 2025 and 2024, there were 150,000 and zero shares of Series D Convertible Preferred Stock issued and outstanding, respectively.

Series E Convertible Preferred Stock

The Company has authorized 100 shares of Series E Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: Holders of shares of Cycurion’s Series E Convertible Preferred Stock shall have voting rights on an as-if-converted-to-Common Stock basis and as required by law (including without limitation, the DGCL) and as expressly provided in the Certificate of Designation of Preferences, Rights and Limitations for Cycurion’s Series E Convertible Preferred Stock.

Dividend Rights: Holders of shares of Cycurion’s Series E Convertible Preferred Stock shall be entitled to receive, and Cycurion shall pay, dividends on shares of Series E Convertible Preferred Stock (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of Common Stock when, as, and if such dividends are paid on shares of Common Stock.

Conversion Rights: Shares of Cycurion’s Series E Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of Common Stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series E Convertible Preferred Stock-for-one share of Common Stock, subject to adjustment.

Liquidation Preference: Holders of shares of Cycurion’s Series E Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up of Cycurion, whether voluntary or involuntary, shall be entitled to receive out of the assets, whether capital or surplus, of Cycurion an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon, for each share of Series E Convertible Preferred Stock before any distribution or payment shall be made to the holders of Common Stock, and, if the assets of Cycurion shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of shares of Series E Convertible Preferred Stock shall be ratably distributed among them in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

Protective Provisions: As long as any shares of Series E Convertible Preferred Stock are outstanding, Cycurion shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series E Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series E Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for Cycurion’s Series E Convertible Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series E Convertible Preferred Stock, (c) increase the number of authorized shares of Series E Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

As part of the Management Services Agreement and a Release agreement with Ed Burns, the Company issued to the majority shareholder a total of 51 preferred shares of Series E Convertible Preferred Stock as consideration for the transaction during the year ended December 31, 2025.

Series F Convertible Preferred Stock

The Company has authorized 10,000 shares of Series F Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: Holders of shares of our Series F Convertible Preferred Stock shall have voting rights on an as-if-converted-to-common-stock basis and as required by law (including without limitation, the DGCL) and as expressly provided in the Certificate of Designation of Preferences, Rights and Limitations for our Series F Convertible Preferred Stock.

Dividend Rights: Holders of shares of our Series F Convertible Preferred Stock shall be entitled to receive, and we shall pay, dividends on shares of our Series F Convertible Preferred Stock at the rate of twelve percent (12%) per annum of the $0.0001 per-share Stated Value of the Series F Convertible Preferred Stock. The dividends shall be paid payable quarterly in arrears in shares of Common Stock, calculated for each dividend payment on an as-if-converted-to-common-stock basis.

Conversion Rights: Shares of our Series F Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of Common Stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series F Convertible Preferred Stock-for-1,000 shares of Common Stock, subject to adjustment.

Liquidation Preference: Holders of shares of our Series F Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up, whether voluntary or involuntary, shall be entitled to receive out of the assets, whether capital or surplus, an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon, for each share Series F Convertible Preferred Stock before any distribution or payment shall be made to the holders of Common Stock, and, if the assets shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of shares of our Series F Convertible Preferred Stock shall be ratably distributed among them in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

Protective Provisions: As long as any shares of Series F Convertible Preferred Stock are outstanding, we shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series F Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series F Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for our Series F Convertible Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series F Convertible Preferred Stock, (c) increase the number of authorized shares of Series F Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

Series G Convertible Preferred Stock

The Company has designated 10,000 shares of Series G Convertible Preferred Stock, par value $0.0001 per share.

Voting Rights: Holders of shares of Series G Convertible Preferred Stock shall have voting rights on an as-if-converted-to-Common-Stock basis and as required by law (including without limitation, the DGCL) and as expressly provided in the Certificate of Designation of Preferences, Rights and Limitations for our Series G Convertible Preferred Stock.

Dividend Rights: Holders of shares of our Series G Convertible Preferred Stock shall be entitled to receive, and we shall pay, dividends on shares of our Series G Convertible Preferred Stock at the rate of twelve percent (12%) per annum of the $0.0001 per-share Stated Value of the Series G Convertible Preferred Stock. The dividends shall be paid payable quarterly in arrears in shares of Common Stock, calculated for each dividend payment on an as-if-converted-to-Common-Stock basis.

Conversion Rights: Shares of our Series G Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of Common Stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series G Convertible Preferred Stock-for-1,000 shares of Common Stock, subject to adjustment.

Liquidation Preference: Holders of shares of our Series G Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up, whether voluntary or involuntary, shall be entitled to receive out of the assets, whether capital or surplus, an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon, for each share Series G Convertible Preferred Stock before any distribution or payment shall be made to the holders of Common Stock, and, if the assets shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of shares of our Series G Convertible Preferred Stock shall be ratably distributed among them in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

Protective Provisions: As long as any shares of Series G Convertible Preferred Stock are outstanding, we shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series G Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series G Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for our Series G Convertible Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series G Convertible Preferred Stock, (c) increase the number of authorized shares of Series G Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

Series G Convertible Preferred Stock Activity

Cycurion has engaged in a strategic recapitalization to strengthen its balance sheet and support growth initiatives. The Company entered into agreements with certain investors to exchange $3.2 million aggregate principal amount of convertible indebtedness for an aggregate of 3,133 shares of Series G Convertible Preferred Stock. These transactions convert a substantial portion of Cycurion’s debt into preferred equity, which provides additional capital to support business growth. For more information, please see “Exchange Agreements and Registration Rights Agreements” below.

Exchange Agreements and Registration Rights Agreements

On August 12, 2025, the Company entered into an exchange agreement with Alpha Capital Anstalt (the “Alpha Capital Anstalt Exchange Agreement”) and a registration rights agreement. Pursuant to the Alpha Capital Anstalt Exchange Agreement, the parties intended to effect a voluntary security exchange transaction whereby Alpha Capital Anstalt will exchange $366,050 in debt for an aggregate of 366 shares of Series G Convertible Preferred Stock.

On August 12, 2025, the Company entered into an exchange agreement with M2B Funding Corp. (the “M2B Funding Corp. Exchange Agreement”) and a registration rights agreement. Pursuant to the M2B Funding Corp. Exchange Agreement, the parties intended to effect a voluntary security exchange transaction whereby M2B Funding Corp. will exchange $672,077 in debt for an aggregate of 672 shares of Series G Convertible Preferred Stock.

On August 12, 2025, the Company entered into an exchange agreement with ADI Funding (the “ADI Funding Exchange Agreement”) and a registration rights agreement. Pursuant to the ADI Funding Exchange Agreement, the parties intended to effect a voluntary security exchange transaction whereby ADI Funding will exchange $347,730 in debt for an aggregate of 348 shares of Series G Convertible Preferred Stock.

On August 12, 2025, the Company entered into an exchange agreement with Deltennium (the “Deltennium Exchange Agreement”) and a registration rights agreement. Pursuant to the Deltennium Exchange Agreement, the parties intended to effect a voluntary security exchange transaction whereby Deltennium will exchange $617,667 in debt for an aggregate of 618 shares of Series G Convertible Preferred Stock.

On August 12, 2025, the Company entered into an exchange agreement with Osher Capital (the “Osher Capital Exchange Agreement”) and a registration rights agreement. Pursuant to the Osher Capital Exchange Agreement, the parties intended to effect a voluntary security exchange transaction whereby Osher Capital will exchange $103,800 in debt for an aggregate of 104 shares of Series G Convertible Preferred Stock.

On August 12, 2025, the Company entered into an exchange agreement with Lexi London (the “Lexi London Exchange Agreement”) and a registration rights agreement. Pursuant to the Lexi London Exchange Agreement, the parties intended to effect a voluntary security exchange transaction whereby Lexi London will exchange $769,000 in debt for an aggregate of 769 shares of Series G Convertible Preferred Stock.

On August 12, 2025, the Company entered into an exchange agreement with ILE Associates (the “ILE Associates Exchange Agreement”) and a registration rights agreement. Pursuant to the ILE Associates Exchange Agreement, the parties intended to effect a voluntary security exchange transaction whereby ILE Associates will exchange $256,333 in debt for an aggregate of 256 shares of Series G Convertible Preferred Stock.

As of December 31, 2025 and 2024, there were 143 and zero shares of Series G Convertible Preferred Stock issued and outstanding, respectively.

Common Stock

The Company has authorized 300,000,000 shares of Common Stock, par value of $0.0001 per share. Each share of Common Stock entitles the holder to one vote, in person or proxy, on any matter on which an action of the stockholders of the Company is sought.

578,863 shares for conversion of Series A, B and D Convertible Preferred Stock

258,464 shares for exercise of other warrants, Warrant A, B and D for $3,309,921

25,000 shares valued at $9,000,000 for business acquisition costs

10,894 shares valued at $1,193,634 for a settlement of debt of $2,925,803, as a result, the Company recorded loss on settlement of debt of $2,174,075, which is presented on the consolidated statements of operations and the consolidated statements of cash flows within ‘gain on debt settlement, net’

330,869 shares valued at $5,916,777 for an employment agreement

33,609 shares valued at $764,020 for consideration in the Management Services Agreement and a Release agreement with Ed Burns

2,633 shares for a release of Common Stock subject to redemption

As of December 31, 2025 and 2024, there were 3,642,501 and 391,373 shares of Common Stock issued and outstanding, respectively. The 3,642,501 shares of Common Stock include 33,609 shares of Common Stock to be issued to SLG and under certain equity plans.

Warrants

Table 17.1: Details of Warrants
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding warrants, December 31, 2024	315,028	$20.64	3.0
Granted	869,992	164.96	4.7
Replacement of old warrants	(315,028)	20.64	2.9
Exercised	(234,831)	14.27	4.3
Outstanding warrants, March 31, 2025	635,161	220.67	4.7
Issued - Prefunded (equity line)	150,000	-	1.0
Exercised - Prefunded (equity line)	(83,333)	-	1.0
Exercised	(23,633)	15.00	5.0
Outstanding warrants, June 30, 2025	678,195	206.15	4.8
Exercised - Prefunded (equity line)	(66,667)	-	1.0
Outstanding warrants, September 30, 2025	611,528	228.62	4.8
Issued - Prefunded (Armistice-Prefunded)	1,670,720	-	1.0
Issued (Armistice)	3,341,439	3.62	5.0
Outstanding warrants, December 31, 2025	5,623,687	27.01	5.0
Exercisable warrants, December 31, 2025	5,623,687	$27.01	5.0

The Company has accounted for the issuance of Common Stock and warrants issued for cash proceeds in the private placements as equity instruments. Management believes that the warrants are indexed to and are settled in the Company’s own Common Stock; therefore, they should be accounted for as permanent equity.

Public Warrants

As of December 31, 2025 and 2024, there were 383,333 public warrants (“Public Warrants”) outstanding. The Company accounts for the Public Warrants as equity instruments. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the initial public offering. No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of Common Stock issuable upon exercise of the warrants and a current prospectus relating to such shares of Common Stock. Notwithstanding the foregoing, if a registration statement covering the shares of Common Stock issuable upon exercise of the Public Warrants is not effective within a specified period following the consummation of a Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. If neither that exemption nor another exemption is available, holders will not be able to exercise their warrants on a cashless basis.

The Public Warrants will expire on February 14, 2030, five years after the completion of the Business Combination with Cycurion or earlier upon redemption or liquidation.

Once the Public Warrants become exercisable, the Company may redeem the Public Warrants:

in whole and not in part

at a price of $0.30 per Public Warrant;

upon not less than 30 days’ prior written notice of redemption;

if, and only if, the reported last sale price of the shares of Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the Public Warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and

if, and only if, there is a current registration statement in effect with respect to the shares of Common Stock underlying the Public Warrants.

If and when the Public Warrants become redeemable, we may not exercise our redemption right if the issuance of shares of Common Stock upon exercise of the Public Warrants is not exempt from registration or qualification under applicable state blue sky laws or we are unable to effect such registration or qualification. We will use our best efforts to register or qualify such shares of Common Stock under the blue-sky laws of those states in which such Public Warrants were offered by us in the offering.

If we call the Public Warrants for redemption, as described above, we will have the option to require any holder that wishes to exercise its Public Warrant to do so on a “cashless basis.” If we take advantage of this option, all holders of Public Warrants would pay the exercise price by surrendering their Public Warrants for the number of shares of Common Stock equal to the quotient obtained by dividing (x) the product of the number of shares of Common Stock underlying the Public Warrants, multiplied by the difference between the exercise price of the Public Warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” for this purpose means the average reported last sale price of the Common Stock for the ten trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of Public Warrants. If our management takes advantage of this option, the notice of redemption will contain the information necessary to calculate the number of shares of Common Stock to be received upon exercise of the Public Warrants, including the “fair market value” in such case. Requiring a cashless exercise in this manner will reduce the number of shares to be issued and thereby lessen the dilutive effect of a Public Warrant redemption. We believe this feature is an attractive option to us if we do not need the cash from the exercise of the Public Warrants.

PIPE Warrants

On January 11, 2022, concurrently with the completion of the Business Combination, pursuant to the PIPE Subscription Agreement, dated January 11, 2022 (as the same may be amended from time to time, the “PIPE Subscription Agreement”) for an aggregate purchase price of $3,760,000, Western issued an aggregate of 12,533 shares of Common Stock issued in a private placement (the “PIPE Financing”) pursuant to that certain PIPE Subscription Agreement and 12,533 shares of Common Stock issuable upon the exercise of certain warrants (the “PIPE Warrants”) issued in the PIPE Financing.

Each outstanding whole PIPE Warrant and public warrant (“Public Warrant”) issued in connection with the initial public offering of Western represents the right to purchase one share of Common Stock at a price of $11.50 per share, subject to adjustment, at any time commencing 30 days after the Business Combination with Western and ending five years after the Business Combination.

The PIPE Warrants, as well as any warrants underlying additional units issued to the Western Acquisition Ventures Sponsor, LLC (the “Sponsor”) or our officers, directors or their affiliates in payment of working capital loans, are identical to the Public Warrants except that the PIPE Warrants (i) will be exercisable for cash or on a cashless basis, at the holder’s option, and (ii) will not be redeemable by us, in each case so long as they are still held by the Sponsor or its permitted transferees.

As of December 31, 2025 and 2024, there were 12,533 PIPE Warrants outstanding. The Company accounts for the Private Placement Warrants as equity instruments. The PIPE Warrants sold in the private placement are identical to the Public Warrants underlying the Units sold in the initial public offering, except that such warrants, and the shares of Common Stock issuable upon the exercise of such warrants, will not be transferable, assignable, or salable until after February 14, 2025, the date of completion of a Business Combination, subject to certain limited exceptions.

In addition, if we, at any time while the Public Warrants or PIPE Warrants are outstanding and unexpired, pay a dividend or make a distribution in cash, securities or other assets to the holders of Common Stock on account of such shares of Common Stock (or other shares of our capital stock into which the Public Warrants or PIPE Warrants are convertible), other than (a) as described above, (b) certain ordinary cash dividends, (c) to satisfy the redemption rights of the holders of Common Stock in connection with a proposed initial business combination, (d) to satisfy the redemption rights of the holders of Common Stock in connection with a stockholder vote to amend our amended and restated certificate of incorporation (i) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or certain amendments to our charter prior thereto or to redeem 100% of our Common Stock if we do not complete our initial business combination within 12 months from the closing of this offering (or up to 18 months from the closing of the offering at the election of the Company subject to satisfaction of certain conditions or as extended by our stockholders in accordance with our amended and restated certificate of incorporation) or (ii) with respect to any other provision relating to stockholders’ rights or pre-initial business combination activity, or (e) in connection with the redemption of our public shares upon our failure to complete our initial business combination, then the Public Warrants and PIPE Warrants exercise price will be decreased, effective immediately after the effective date of such event, by the amount of cash and/or the fair market value of any securities or other assets paid on each share of Common Stock in respect of such event.

If the number of outstanding shares of Common Stock is decreased by a consolidation, combination, reverse stock split or reclassification of shares of Common Stock or other similar event, then, on the effective date of such consolidation, combination, reverse stock split, reclassification or similar event, the number of shares of Common Stock issuable on exercise of each Public Warrant and PIPE Warrant will be decreased in proportion to such decrease in outstanding shares of Common Stock.

In case of any reclassification or reorganization of the outstanding shares of Common Stock (other than those described above or that solely affects the par value of such shares of Common Stock), or in the case of any merger or consolidation of us with or into another corporation (other than a consolidation or merger in which we are the continuing corporation and that does not result in any reclassification or reorganization of our outstanding shares of Common Stock), or in the case of any sale or conveyance to another corporation or entity of the assets or other property of ours as an entirety or substantially as an entirety in connection with which we are dissolved, the holders of the Public Warrants and PIPE Warrants will thereafter have the right to purchase and receive, upon the basis and upon the terms and conditions specified in the Public Warrants and PIPE Warrants and in lieu of the shares of Common Stock immediately theretofore purchasable and receivable upon the exercise of the rights represented thereby, the kind and amount of shares of stock or other securities or property (including cash) receivable upon such reclassification, reorganization, merger or consolidation, or upon a dissolution following any such sale or transfer, that the holder of the Public Warrants or PIPE Warrants (as applicable) would have received if such holder had exercised their Public Warrants or PIPE Warrant (as applicable) immediately prior to such event.

The Public Warrants and PIPE Warrants are issued in registered form under a warrant agreement between Equiniti Trust Company, LLC, as warrant agent, and us. The warrant agreement provides that the terms of the Public Warrants and PIPE Warrants may be amended without the consent of any holder to cure any ambiguity or correct any mistake, or defective provision, but requires the approval by the holders of at least a majority of the then outstanding Public Warrants to make any change that adversely affects the interests of the registered holders of Public Warrants.

Series A Warrants

On November 17, 2017, the Company had issued 44,445 Series A Warrants at exercise price of $13.50 with an expiration date of November 22, 2025. As part of the Business Combination with Western, during the first quarter of 2025, the Company issued to unaffiliated investors a total of 22,696 Series A Warrants in exchange of existing 44,445 Series A Warrants having expiry on February 19, 2029 and exercise price of $9.59121

Series B Warrants

On August 1, 2023, the Company issued 133,333 Series B Warrants with an exercise price of $15.00 with an expiration date of August 1, 2028.

On April 12, 2024, the Company issued 66,667 Series B Warrants with an exercise price of $15.00 with an expiration date of April 12, 2029.

As part of the Business Combination with Western, during the year ended December 31, 2025, the Company issued to unaffiliated investors a total of 200,000 Series B Warrants in exchange of existing 200,000 Series B Warrants having and expiration date of February 19, 2030 and an exercise price of $15.00.

Series D Warrants

On March 22, 2022, the Company issued 6,564 Series D Warrants with a subordinated convertible promissory note at an exercise price of $42.30 and an expiration date of September 22, 2027.

On November 22, 2022, the Company had issued 32,819 warrants with subordinated convertible promissory note at an exercise price of $42.30 and an expiration date of April 21, 2028.

As part of the Business Combination with Western, during the year ended December 31, 2025, the Company issued to unaffiliated investors a total of 242,424 Series D Warrants in exchange of existing 39,382 Series D Warrants having an exercise price of $15.00 and an expiration date of February 19, 2029.

Armistice Pre-Funded Warrant and Armistice Warrant

On December 4, 2025, Cycurion entered into a securities purchase agreement (the “Armistice Purchase Agreement”) with a single institutional accredited investor, Armistice Capital Master Fund Ltd. (“Armistice”), pursuant to which we issued and sold to Armistice in a private placement (i) pre-funded warrants (the “Armistice Pre-Funded Warrants”) to purchase up to an aggregate of 1,657,460 shares of Common Stock (the “Pre-Funded Warrant Shares”), and (ii) warrants (the “Armistice Warrants”) to purchase up to an aggregate of 3,314,920 shares of Common Stock (the “Warrant Shares”). The exercise of the Warrants and the issuance of the Warrant Shares upon exercise thereof is subject to stockholder approval (“Stockholder Approval”). Stockholder Approval was received at the special general meeting of stockholders on March 19, 2026.

Each Armistice Pre-Funded Warrant was sold at an offering price of $3.62. Each Armistice Warrant has an exercise price of $3.62. The Private Placement closed (the “Closing”) on December 5, 2025 (the “Closing Date”).

On December 5, 2025, Cycurion entered into the Armistice Pre-Funded Warrant with Armistice that is exercisable for up to 1,657,460 shares of Common Stock. Each Armistice Pre-Funded Warrant has an exercise price equal to $0.0001 per share. The Armistice Pre-Funded Warrants are exercisable at any time after their original issuance and will not expire until exercised in full.

On December 5, 2025, Cycurion entered into the Armistice Warrant with Armistice that has an exercise price equal to $3.62 per share. The Armistice Warrants will be exercisable immediately following receipt of Stockholder Approval for the issuance of the Armistice Warrants and the Warrant Shares and have an exercise price of $3.62 per share, subject to adjustment for customary events such as stock splits and fundamental transactions. The Armistice Warrants will expire five years from their initial exercise date. At any time following the initial exercise date of the Armistice Warrants, the Armistice Warrants can be exercised on a cashless basis if there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The exercise price and number of shares of Common Stock issuable upon exercise of the Armistice Warrant and Armistice Pre-Funded Warrant are subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events.

The Armistice Pre-Funded Warrants and the Armistice Warrants issued in the Armistice private placement provide that a holder of Armistice Pre-Funded Warrants or Armistice Warrants, as applicable, will not have the right to exercise any portion of its Armistice Pre-Funded Warrants or Armistice Warrants if such holder, together with its affiliates, and any other party whose holdings would be aggregated with those of the holder for purposes of Section 13(d) or Section 16 of the Exchange Act would beneficially own in excess of 9.99% for the Armistice Pre-Funded Warrants and 4.99% for the Armistice Warrants of the number of shares of Common Stock outstanding immediately after giving effect to such exercise (the “Beneficial Ownership Limitation”); provided, however, that the holder may increase or decrease the Beneficial Ownership Limitation by giving notice to the Company, with any such increase not taking effect until the sixty-first day after such notice is delivered to the Company but not to any percentage in excess of 9.99%. The Warrants may be exercised on a cashless basis if a registration statement registering Warrant Shares is not effective. The Armistice Pre-Funded Warrants may be exercised on a cashless basis.

Subject to applicable laws, an Armistice Warrant and Armistice Pre-Funded Warrant may be transferred at the option of the holder upon surrender of the applicable warrant to us together with the appropriate instruments of transfer.

There is no trading market available for the Armistice Warrants or the Armistice Pre-Funded Warrants on any securities exchange or nationally recognized trading system. We do not intend to list the Armistice Warrants or the Armistice Pre-Funded Warrants on any securities exchange or nationally recognized trading system.

In the event of a fundamental transaction, as described in the Armistice Warrants and Armistice Pre-Funded Warrants and generally including any reorganization, recapitalization or reclassification of our Common Stock, the sale, transfer or other disposition of all or substantially all of our properties or assets, our consolidation or merger with or into another person, the acquisition of more than 50% of our outstanding Common Stock, or any person or group becoming the beneficial owner of 50% of the voting power represented by our outstanding Common Stock, the holders of the Armistice Warrants and Armistice Pre-Funded Warrants will be entitled to receive upon exercise of the Armistice Warrants and Armistice Pre-Funded Warrants the kind and amount of securities, cash or other property that the holders would have received had they exercised the Armistice Warrants and Armistice Pre-Funded Warrants immediately prior to such fundamental transaction. In addition, in certain circumstances, upon a fundamental transaction, the holder will have the right to require us to repurchase its Armistice Warrants at the Black Scholes Value; provided, however, that, if the fundamental transaction is not within our control, including not approved by our Board of Directors, then the holder shall only be entitled to receive the same type or form of consideration (and in the same proportion), at the Black Scholes Value of the unexercised portion of the Warrant, that is being offered and paid to the holders of Common Stock in connection with the fundamental transaction.

Pursuant to the terms of the Armistice Purchase Agreement, the Company is prohibited from entering into any agreement to issue or announcing the issuance or proposed issuance of any shares of Common Stock or securities convertible or exercisable into Common Stock for a period commencing on December 4, 2025 and expiring 90 days from the Effective Date (as defined in the Armistice Purchase Agreement). Furthermore, the Company is also prohibited from entering into any agreement to issue Common Stock or Common Stock Equivalents (as defined in the Armistice Purchase Agreement) involving a Variable Rate Transaction (as defined in the Armistice Purchase Agreement), subject to certain exceptions, for a period commencing on December 4, 2025 and expiring 90 days from such Effective Date. The Effective Date is defined in the Armistice Purchase Agreement as the earliest of the date that (a) the initial registration statement has been declared effective by the SEC, (b) all of the Pre-Funded Warrant Shares and Warrant Shares have been sold pursuant to Rule 144 or may be sold pursuant to Rule 144 without the requirement for the Company to be in compliance with the current public information required under Rule 144 and without volume or manner-of-sale restrictions, (c) following the one year anniversary of the Closing provided that a holder of Pre-Funded Warrant Shares or Warrant Shares is not an affiliate of the Company, or (d) all of the Pre-Funded Warrant Shares and Warrant Shares may be sold pursuant to an exemption from registration under the Securities Act without volume or manner-of-sale restrictions and Company counsel has delivered to such holders a standing written opinion that resales may then be made by such holders of the Pre-Funded Warrant Shares and Warrant Shares pursuant to such exemption which opinion shall be in form and substance reasonably acceptable to such holders.

The Armistice Purchase Agreement contains customary representations, warranties and agreements by the Company, customary conditions to closing, indemnification obligations of the Company, including for liabilities arising under the Securities Act, other obligations of the parties and termination provisions. The representations, warranties and covenants contained in the Armistice Purchase Agreement were made only for the purposes of such agreements and as of the specific dates, were solely for the benefit of the parties to such agreement and may be subject to limitations agreed upon by the contracting parties.

Yield Point NY LLC Pre-Funded Warrant

On April 7, 2025, Cycurion entered into an equity purchase agreement (the “Equity Purchase Agreement”) with Yield Point NY LLC (the “Yield Point”) relating to up to 4,500,000 shares of Common Stock issuable to Yield Point upon exercise of a pre-funded warrant (“Yield Point Pre-Funded Warrant”) issued as its commitment fee (“Commitment Fee”) under the Equity Purchase Agreement.

The Yield Point Pre-Funded Warrant was offered for the Commitment Fee in connection with the Equity Purchase Agreement for shares of Common Stock, and provides that the holder may not exercise any portion of the Yield Point Pre-Funded Warrant to the extent that immediately prior to or after giving effect to such exercise the holder would own more than 4.99%, which ownership cap may be increased by the holder up to 9.99% upon 61 days’ prior notice. The exercise price for each share of Common Stock underlying the Yield Point Pre-Funded Warrant is $0.0001. The Yield Point Pre-Funded Warrant is immediately exercisable upon issuance and may be exercised at any time until the Yield Point Pre-Funded Warrant is exercised in full.

A holder of the Yield Point Pre-Funded Warrant may not exercise any portion of the warrants or Yield Point Pre-Funded Warrant, as applicable, to the extent that the holder would own more than 4.99% (or, at the holder’s option upon issuance, 9.99%) of our outstanding Common Stock immediately after exercise, as such percentage ownership is determined in accordance with the terms of the Yield Point Pre-Funded Warrant.

In lieu of making the cash payment otherwise contemplated to be made to us upon exercise of the Yield Point Pre-Funded Warrant in payment of the aggregate exercise price, the holder may elect instead to receive upon such exercise (either in whole or in part) the net number of shares of our Common Stock determined according to a formula set forth in the Yield Point Pre-Funded Warrant.

Seward & Kissel LLP Pre-Funded Warrant

On February 14, 2025, Cycurion entered into pre-funded warrant with Seward & Kissel LLP that is exercisable for approximately $1.3 million in shares of Common Stock, or up to 83,333 shares of Common Stock (the “Seward & Kissel Pre-Funded Warrant”); provided that once the net proceeds from the sale of the shares equals the $1.3 million in legal fees and expenses (the “Legal Fees”), the remaining shares of Common Stock, including such Common Stock exercisable under the Seward & Kissel Pre-Funded Warrant, shall be returned to Cycurion.

The Seward & Kissel Pre-Funded Warrant provides that the holder may not exercise any portion of the Seward & Kissel Pre-Funded Warrant to the extent that immediately prior to or after giving effect to such exercise the holder would own more than 4.99% upon 61 days’ prior notice. The exercise price for each share of Common Stock underlying the Seward & Kissel Pre-Funded Warrant is $0.0001. The Seward & Kissel Pre-Funded Warrant is immediately exercisable upon issuance and may be exercised at any time until the Seward & Kissel Pre-Funded Warrant is exercised in full.

Seward & Kissel LLP may not exercise any portion of the warrants or Seward & Kissel Pre-Funded Warrant, as applicable, to the extent that the holder would own more than 4.99% of our outstanding Common Stock immediately after exercise, as such percentage ownership is determined in accordance with the terms of the Seward & Kissel Pre-Funded Warrant.

In lieu of making the cash payment otherwise contemplated to be made to us upon exercise of the Seward & Kissel Pre-Funded Warrant in payment of the aggregate exercise price, the holder may elect instead to receive upon such exercise (either in whole or in part) the net number of shares of our Common Stock determined according to a formula set forth in the Seward & Kissel Pre-Funded Warrant.

Other Warrants

On March 8, 2022, the Company issued 17,636 warrants to the originators of $700,000 of investor notes at exercise price of $0.92, which all were exercised in 2026.

As part of the Business Combination with Western, during the year ended December 31, 2025, the Company issued to unaffiliated investors a total of 9,006 warrants in exchange of existing 17,636 warrants having an expiration date of February 19, 2029 and an exercise price of $9.59121.

Common Stock Subject to Possible Redemption

The Company accounts for its Common Stock subject to possible redemption in accordance with the guidance in ASC 480. Shares of Common Stock subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable Common Stock (including Common Stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, Common Stock is classified as stockholders’ equity. The Company’s shares of Common Stock sold in the initial public offering of Western feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events.

Table 17.2: Details of Common Stock Subject to Possible Redemption
	Number of Shares	Amount
Common Stock subject to possible redemption as of December 31, 2024	5,796	$1,917,309
Less:
Redemption	(3,163)	(1,001,216)
Release of Common Stock subject to redemption	(2,633)	(916,093)
Common Stock subject to possible redemption as of December 31, 2025	-	$-